UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21636
                                                    -----------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
              -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (630) 241-4141
                                                          ----------------

                      Date of fiscal year end: DECEMBER 31
                                              -----------------

                     Date of reporting period: JUNE 30, 2005
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.




--------------------------------------------------------------------------------
                     FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY
                                   INCOME FUND
                               SEMI-ANNUAL REPORT
                     FOR THE SIX MONTHS ENDED JUNE 30, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                  JUNE 30, 2005

 Shareholder Letter ...................................................   1

 Portfolio Components .................................................   2

 Portfolio of Investments .............................................   3

 Schedule of Credit Default Swaps .....................................   8

 Schedule of Forward Foreign Currency Contracts .......................   9

 Statement of Assets and Liabilities ..................................  10

 Statement of Operations ..............................................  11

 Statements of Changes in Net Assets ..................................  12

 Statement of Cash Flows ..............................................  13

 Financial Highlights .................................................  14

 Notes to Financial Statements ........................................  15

 Additional Information ...............................................  19
     Dividend Reinvestment Plan
     Proxy Voting Policies and Procedures
     Portfolio Holdings
     Submission of Matters to a Vote of Shareholders

                             HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand the Fund's performance.

It is important to keep in mind that the opinions expressed by Mr. Bowen and First Trust Advisors L.P. personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the Fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND (FAM)
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2005

Dear Shareholders:

The First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") posted a net asset value ("NAV") total return of 2.0% in the first half of 2005, vs. 3.3% for the Lehman Global Emerging Markets Index and - 2.6% for the Lehman Global Aggregate Index, which measures the performance of investment grade bonds. The Fund's market price total return was -3.5% for the six months ended June 30, 2005. The Fund traded at a 4.8% discount to its NAV on June 30, 2005.

The Fund has paid out four monthly distributions of $0.13 per share including its initial distribution paid in March 2005. The current distribution rate on FAM was 8.5%, based on its June 30, 2005 market price.

The Fund invests in a diversified portfolio of debt securities predominantly issued outside of the U.S. and seeks to benefit from weakness in the U.S. dollar, interest rate environments that are less correlated to the U.S. market and improving credit quality situations. In the first half of 2005, FAM has encountered a stronger U.S. dollar, which rallied 7.5% against a basket of major currencies, and some profit taking in the global and emerging debt markets in March, but has weathered these challenges nicely, in our opinion.

Inflation rates outside of the U.S. remain fairly subdued. The Organisation for Co-operation and Development reported that inflation in the 30 major countries it monitors averaged 2.4% for the 12-month period ended May 2005. That rate actually falls to 1.8% if you do not factor in the price increases for food. Despite the high price of oil, global inflation has been contained to this point, which is a positive for bond investors.

Credit quality retains a favorable bias according to Standard & Poor's Corporation ("S&P"). Global default rates are low relative to historical levels. However, for the first time in four quarters, downgrades outpaced upgrades in the second quarter of 2005. The global downgrade ratio (downgrades to total rating actions) for all corporate issuers increased to 54% in the second quarter from 47% in the first quarter. General Motors Corp. and Ford Motor Co. accounted for 53% of the total debt affected by S&P's downgrades globally. Overall, S&P still characterizes the credit underpinnings as "solid."

We continue to appreciate your interest in the Fund.

Sincerely,

/S/ JAMES A. BOWEN
James A. Bowen
President of the First Trust/Aberdeen Global Opportunity Income Fund August 8, 2005

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
JUNE 30, 2005 (UNAUDITED)

CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This Semi-Annual Report contains certain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the Fund's actual results, performance or achievements to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this Semi-Annual Report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of First Trust Advisors L.P. and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

PORTFOLIO COMPONENTS+*

                               [GRAPHIC OMITTED]
             EDGAR REPRESENTATION OF DATA POINTS IN PRINTED GRAPHIC

Russia                              8.2%
Mexico                              7.6%
Norway                              6.8%
Brazil                              6.3%
Australia                           5.9%
Multinational                       5.4%
Venezuela                           4.8%
Colombia                            4.7%
Canada                              4.4%
Peru                                4.2%
Germany                             4.1%
South Africa                        4.0%
United Kingdom                      3.7%
Uruguay                             3.6%
New Zealand                         3.6%
Netherlands                         3.5%
Philippines                         3.3%
Jamaica                             3.1%
Poland                              3.0%
Kazakhstan                          2.6%
Spain                               2.4%
Sweden                              2.2%
Turkey                              2.0%
Austria                             0.4%
Indonesia                           0.2%


+ Percentages are based on total  investments.  Please note that the percentages on the Portfolio of Investments are based on net assets.
* Portfolio  securities  are included in a country  based upon their  underlying
  credit  exposure  as  determined  by  Aberdeen  Asset   Management  Inc.  -
  the Sub-Advisor.

Page 2                    See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS
JUNE 30, 2005 (UNAUDITED)

    PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
 ---------------                                                    ------------

FOREIGN BONDS AND NOTES+ - 140.1%

                   AUSTRALIA - 8.3%
      10,500,000   Australian Government (AUD), 7.500%,
                      9/15/09 ................................... $    8,710,373
      11,000,000   Australian Government (AUD), 7.500%,
                      7/15/05 ...................................      8,376,650
       5,000,000   New South Wales Treasury Corp. (AUD),
                      8.000%, 3/01/08 ...........................      4,052,590
       8,300,000   Queensland Treasury (AUD), 6.000%, 7/14/09 ...      6,491,021
                                                                  --------------
                                                                      27,630,634
                                                                  --------------
                   AUSTRIA - 0.6%
       2,500,000   Republic of Austria (TRY), 14.000%, 8/03/06 ..      1,882,093
                                                                  --------------

                   BRAZIL - 8.8%
      10,000,000   Banco Bradesco (BRL), 17.500%,
                      12/10/07 ..................................      4,333,618
      11,200,000   BIE Bank & Trust (BRL), 16.800%, 3/13/07 .....      4,777,388
       5,750,000   Citibank NA (BRL), 15.000%, 7/02/10 ..........      2,547,607
       1,997,120   Citigroup Global Markets (USD), 6.000%,
                      4/02/08 ...................................      2,187,094
      11,200,000   Electropaulo Metropolitan (BRL), 19.125%,
                      6/28/10 ...................................      4,796,574
       7,500,000   Federal Republic of Brazil (USD), 9.250%,
                      10/22/10 ..................................      8,346,750
       2,000,000   Petrobras International Finance (USD),
                      8.375%, 12/10/18 ..........................      2,135,000
                                                                  --------------
                                                                      29,124,031
                                                                  --------------

                   CANADA - 6.1%
       7,000,000   Canadian Government (CAD), 5.250%,
                      6/01/13 ...................................      6,305,485
       6,700,000   Canadian Government (CAD), 5.750%,
                      6/01/29 ...................................      6,644,440
      10,965,000   Province of Ontario (NZD), 6.250%,
                      6/16/15 ...................................      7,536,146
                                                                  --------------
                                                                      20,486,071
                                                                  --------------

                   COLOMBIA - 6.5%
  24,113,000,000   Republic of Colombia (COP),
                      11.750%, 3/01/10 ..........................     10,997,778
  24,739,000,000   Republic of Colombia (COP), 12.000%,
                      10/22/15 ..................................     10,712,740
                                                                  --------------
                                                                      21,710,518
                                                                  --------------

                     See Notes to Financial Statements.                   Page 3

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

    PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
 ---------------                                                    ------------

 FOREIGN BONDS AND NOTES+ - CONTINUED

                   GERMANY - 5.7%
       4,600,000   KfW Bankengruppe (GBP), 4.750%,
                      12/07/10 .................................. $    8,384,752
       3,650,000   KfW International Finance (CAD), 4.950%,
                      10/14/14 ..................................      3,186,600
      11,000,000   KfW Kredit Wiederaufbau (NZD), 6.000%,
                      7/15/09 ...................................      7,564,488
                                                                  --------------
                                                                      19,135,840
                                                                  --------------

                   INDONESIA - 0.3%
   8,000,000,000   Indonesia Recapital Bond (IDR), 14.000%,
                      6/15/09 ...................................        903,829
                                                                  --------------

                   JAMAICA - 4.3%
       3,000,000   Government of Jamaica (EUR), 11.000%,
                      7/27/12 ...................................      4,149,043
       7,450,000   Government of Jamaica (EUR), 10.500%,
                      10/27/14 ..................................     10,150,731
                                                                  --------------
                                                                      14,299,774
                                                                  --------------

                   KAZAKHSTAN - 3.7%
       6,000,000   Kazkommerts International BV (USD),
                      7.875%, 4/07/14 ...........................      6,158,401
       6,000,000   TuranAlem Finance BV (USD), 8.000%,
                      3/24/14 ...................................      6,075,120
                                                                  --------------
                                                                      12,233,521
                                                                  --------------

                   MEXICO - 10.6%
      61,355,100   Mexican Fixed Rate Bonds (MXN), 9.500%,
                      12/18/14 ..................................      5,779,846
      10,000,000   Pemex Project Funding Master Trust (USD),
                      7.750%, 9/29/49 ...........................     10,120,210
     246,000,000   United Mexican States (MXN), 8.000%,
                      12/07/23 ..................................     19,470,905
                                                                  --------------
                                                                      35,370,961
                                                                  --------------

                   MULTINATIONAL - 7.6%
       8,400,000   European Investment Bank (AUD), 5.750%,
                      9/15/09 ...................................      6,480,694
       4,400,000   European Investment Bank (GBP), 7.625%,
                      12/07/07 ..................................      8,485,637
       6,500,000   European Investment Bank (NZD), 6.500%,
                      9/10/14 ...................................      4,574,619
       2,000,000   European Investment Bank (TRY), 14.500%,
                      2/21/07 ...................................      1,517,174
       2,240,000   Nordic Investment Bank (GBP), 5.750%,
                      11/06/08 ..................................      4,193,402
                                                                  --------------
                                                                      25,251,526
                                                                  --------------



Page 4                   See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

    PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
 ---------------                                                    ------------

 FOREIGN BONDS AND NOTES+ - CONTINUED

                   NETHERLANDS - 4.9%
       4,900,000   Bank Nederlandse Gemeenten NV (GBP),
                      4.625%, 12/07/06 .......................... $    8,840,858
      11,000,000   Bank Nederlandse Gemeenten NV (NZD),
                      5.250%, 6/17/09 ...........................      7,396,781
                                                                  --------------
                                                                      16,237,639
                                                                  --------------

                   NEW ZEALAND - 5.0%
      11,700,000   Government of New Zealand (NZD), 7.000%,
                      7/15/09 ...................................      8,476,775
      12,000,000   Government of New Zealand (NZD), 6.500%,
                      2/15/06 ...................................      8,356,195
                                                                  --------------
                                                                      16,832,970
                                                                  --------------

                   NORWAY - 9.5%
      11,000,000   Eksportsfinans (TRY), 14.625%, 3/15/07 .......      8,297,332
      11,300,000   Kommunalbanken (TRY), 14.750%, 2/09/09 .......      8,569,910
       8,600,000   Kommunalbanken AS (AUD), 5.750%,
                      10/15/07 ..................................      6,568,355
       4,500,000   Kommunalbanken AS (GBP), 4.750%,
                      1/28/10 ...................................      8,197,298
                                                                  --------------
                                                                      31,632,895
                                                                  --------------

                   PERU - 5.9%
      23,750,000   Peru Bono Soberano (PEN), 9.910%, 5/05/15 ....      7,818,453
       4,000,000   Republic of Peru (USD), 9.875%, 2/06/15 ......      4,980,001
       6,000,000   Republic of Peru (USD), 8.750%, 11/21/33 .....      6,783,300
                                                                  --------------
                                                                      19,581,754
                                                                  --------------

                   PHILIPPINES - 4.6%
       9,000,000   Republic of Philippines (USD), 9.500%,
                      2/02/30 ...................................      9,219,150
       6,000,000   Republic of Philippines (USD), 8.875%,
                      3/17/15 ...................................      6,267,300
                                                                  --------------
                                                                      15,486,450
                                                                  --------------

                   POLAND - 4.2%
      23,000,000   Poland Government (PLZ), 6.000%, 5/24/09 .....      7,211,130
      22,200,000   Poland Government (PLZ), 5.000%,
                      10/24/13 ..................................      6,823,818
                                                                  --------------
                                                                      14,034,948
                                                                  --------------

                   RUSSIA - 11.5%
      13,420,000   Alrosa Company SA (USD), 8.875%,
                      11/17/14 ..................................     15,286,722
       3,000,000   Aries Vermogensverwaltung GM (USD),
                      9.600%, 10/25/14 ..........................      3,893,868


                      See Notes to Financial Statements.                 Page 5

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

    PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
 ---------------                                                    ------------

 FOREIGN BONDS AND NOTES+ - CONTINUED

                   RUSSIA - (CONTINUED)
       5,000,000   Russian Stand Bank (USD), 8.125%,
                      4/21/08 ................................... $    5,051,751
      14,000,000   UBS Luxembourg (Vimpelcom) (USD),
                      8.000%, 2/11/10 ...........................     14,128,100
                                                                  --------------
                                                                      38,360,441
                                                                  --------------

                   SOUTH AFRICA - 5.6%
     124,600,000   Republic of South Africa (ZAR), 8.000%,
                      12/21/18 ..................................     18,725,392
                                                                  --------------

                   SPAIN - 3.4%
       8,700,000   Instituto de Credito Oficial (AUD), 5.500%,
                      11/15/06 ..................................      6,614,944
       5,250,000   Instituto de Credito Oficial (CAD), 5.000%,
                      3/31/20 ...................................      4,547,257
                                                                  --------------
                                                                      11,162,201
                                                                  --------------

                   SWEDEN - 3.1%
       7,000,000   Swedish Export Credit (NZD), 6.000%,
                      12/19/08 ..................................      4,787,589
       8,000,000   Swedish Export Credit (NZD), 4.300%,
                      6/26/06 ...................................      5,431,310
                                                                  --------------
                                                                      10,218,899
                                                                  --------------

                   TURKEY - 2.8%
       8,900,000   Finans Capital Finance Ltd. (USD), 9.000%,
                      10/07/14 ..................................      9,350,785
                                                                  --------------

                   UNITED KINGDOM - 5.2%
       3,100,000   United Kingdom Treasury (GBP), 5.750%,
                      12/07/09 ..................................      5,937,660
       3,100,000   United Kingdom Treasury (GBP), 5.000%,
                      3/07/08 ...................................      5,694,411
       3,000,000   United Kingdom Treasury (GBP), 7.250%,
                      12/07/07 ..................................      5,773,450
                                                                  --------------
                                                                      17,405,521
                                                                  --------------

                   URUGUAY - 5.1%
       8,750,000   Republic of Uruguay (USD), 9.250%, 5/17/17 ...      9,362,500
     177,300,000   Republica Orient Uruguay (UYU), 17.750%,
                      2/04/06 ...................................      7,523,978
                                                                  --------------
                                                                      16,886,478
                                                                  --------------

Page 6                See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JUNE 30, 2005 (UNAUDITED)

     PRINCIPAL                                                          MARKET
      VALUE                                                             VALUE
 (LOCAL CURRENCY)                                                   (US DOLLARS)
 ---------------                                                    ------------


 FOREIGN BONDS AND NOTES+ - CONTINUED

                   VENEZUELA - 6.8%
      19,200,000   Republic of Venezuela (USD), 8.500%,
                      10/08/14 .................................. $  19,990,080
       2,500,000   Republic of Venezuela (USD), 9.250%,
                      9/15/27 ...................................     2,630,000
                                                                  --------------
                                                                     22,620,080
                                                                  --------------

                   TOTAL FOREIGN BONDS AND NOTES+ ...............   466,565,251
                                                                  --------------
                   (Cost $461,138,724)

                   TOTAL INVESTMENTS - 140.1% ...................   466,565,251
                   (Cost $461,138,724)

                   LOAN OUTSTANDING - (43.8)% ...................  (145,826,536)
                                                                  --------------
                   NET OTHER ASSETS AND LIABILITIES - 3.7% ......    12,379,014
                                                                  --------------
                   NET ASSETS - 100.0% .......................... $ 333,117,729
                                                                  ==============

---------------------------------------------------------------------------

            *    Aggregate cost is the same for federal tax and financial
                 reporting purposes
            +    Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset
                 Management Inc. - the Sub-Advisor.
          AUD    Australian Dollar
          BRL    Brazilian Real
          CAD    Canadian Dollar
          COP    Colombian Peso
          EUR    European Monetary Unit
          GBP    British Pound Sterling
          IDR    Indonesian Rupiah
          JPY    Japanese Yen
          KRW    South Korean Won
          MXN    Mexican Peso
          NZD    New Zealand Dollar
          PEN    Peruvian New Sol
          PLZ    Polish Zloty
          SEK    Swedish Krona
          SGD    Singapore Dollar
          TRY    Turkish Lira
          TWD    Taiwan Dollar
          USD    United States Dollar
          UYU    Uruguay Peso
          ZAR    South African Rand



                 See Notes to Financial Statements.                      Page 7

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF CREDIT DEFAULT SWAPS
JUNE 30, 2005 (UNAUDITED)

                                                                                                             UNREALIZED
                                                       BUY/SELL      PAY/RECEIVE  EXPIRATION    NOTIONAL    APPRECIATION/
COUNTERPARTY                 REFERENCE ENTITY         PROTECTION     FIXED RATE      DATE         AMOUNT   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
Citigroup Global Capital    Federal Republic of Brazil
  Markets Ltd.                 12.250% due 03/06/30      Sell          4.320%       04/20/10   $8,000,000    $    (381,594)
Citigroup Global Capital    Republic of Philippines
  Markets Ltd.                 10.625% due 03/16/25      Sell          4.110%       06/20/10   10,000,000          (73,159)
                                                                                                             --------------
                                                                                                             $    (454,753)
                                                                                                             ==============

Page 8                         See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
JUNE 30, 2005 (UNAUDITED)


                          FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                                    CONTRACTS TO RECEIVE
              ---------------------------------------------------------------------               NET
                                                                                                UNREALIZED
                                                                              IN               APPRECIATION/
 EXPIRATION              LOCAL                      VALUE IN               EXCHANGE           (DEPRECIATION)
    DATE               CURRENCY*                     U.S. $               FOR U.S. $           OF CONTRACTS
----------    -------------------------           ----------             -----------         -----------------
07/05/05      BRL             14,000,000           5,988,938               5,721,291         $        267,647
07/20/05      JPY          1,088,246,000           9,830,462              10,000,000                 (169,538)
07/27/05      JPY          2,277,496,200          20,587,100              21,000,000                 (412,900)
07/20/05      KRW          4,554,675,000           4,401,752               4,500,000                  (98,248)
07/27/05      KRW         28,282,800,000          27,331,196              28,000,000                 (668,804)
07/20/05      SEK             33,400,000           4,268,813               4,423,691                 (154,878)
07/20/05      SGD             15,041,250           8,928,887               9,000,000                  (71,113)
07/27/05      SGD             33,380,000          19,820,735              20,000,000                 (179,265)
07/20/05      TWD            313,600,000           9,888,811              10,000,000                 (111,189)
                                                                                             -----------------
                                                                                             $     (1,598,288)
                                                                                             =================

                         FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                                    CONTRACTS TO DELIVER
              ---------------------------------------------------------------------               NET
                                                                                                UNREALIZED
                                                                              IN               APPRECIATION/
 EXPIRATION              LOCAL                      VALUE IN               EXCHANGE           (DEPRECIATION)
    DATE               CURRENCY*                     U.S. $               FOR U.S. $           OF CONTRACTS
----------    -------------------------           ----------             -----------         -----------------
07/27/05      AUD             62,000,000          47,113,118              47,850,670         $        737,552
07/05/05      BRL             14,000,000           5,988,938               5,754,213                 (234,725)
07/20/05      CAD             19,700,000          16,086,254              15,929,851                 (156,403)
07/20/05      GBP             23,600,000          42,250,997              42,966,443                  715,446
07/20/05      KRW          4,554,675,000           4,401,752               4,418,154                   16,402
07/27/05      KRW         28,282,800,000          27,331,196              27,435,056                  103,860
07/20/05      NZD             28,400,000          19,721,846              20,173,940                  452,094
07/27/05      NZD             51,000,000          35,390,430              36,024,870                  634,440
07/20/05      SEK             33,400,000           4,279,855               4,380,098                  100,243
07/20/05      TWD            313,600,000           9,888,811               9,900,552                   11,741
                                                                                             -----------------
                                                                                             $      2,380,650
                                                                                             =================
Net Unrealized Appreciation of Forward Foreign Currency Contracts                            $        782,362
                                                                                             =================

* Please see page 7 for currency descriptions.

                    See Notes to Financial Statements.                    Page 9

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)

ASSETS:
Investments, at value
   (Cost $461,138,724) .....................................................................     $466,565,251
Cash .......................................................................................       11,861,378
Foreign currency (Cost $282,739) ...........................................................          279,912
Interest receivable ........................................................................       12,281,323
Receivable for investment securities sold ..................................................        1,885,875
Unrealized appreciation on forward foreign currency contracts ..............................          782,362
Prepaid expenses ...........................................................................          220,676
                                                                                                 -------------
     Total Assets ..........................................................................      493,876,777
                                                                                                 -------------
LIABILITIES:
Outstanding loan payable ...................................................................      145,826,536
Payable for investment securities purchased ................................................       11,980,723
Interest and fees due on loan payable ......................................................        1,822,752
Unrealized depreciation on credit default swap contracts ...................................          454,753
Investment advisory fee payable ............................................................          392,183
Interest on swap contracts .................................................................          159,311
Custodian fee payable ......................................................................           46,850
Payable to administrator ...................................................................           34,662
Accrued expenses and other payables ........................................................           41,278
                                                                                                 -------------
     Total Liabilities .....................................................................      160,759,048
                                                                                                 -------------
NET ASSETS .................................................................................     $333,117,729
                                                                                                 =============

NET ASSETS CONSIST OF:
Undistributed net investment income ........................................................     $  2,051,720
Accumulated net realized loss on investments sold, forward foreign currency
    contracts and foreign currencies and net other assets ..................................       (9,594,846)
Net unrealized appreciation of investments, forward foreign currency contracts,
    swap contracts and foreign currencies and net other assets .............................        9,679,457
Par value ..................................................................................          173,652
Paid-in capital ............................................................................      330,807,746
                                                                                                 -------------
     Total Net Assets ......................................................................     $333,117,729
                                                                                                 =============

NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .......................     $      19.18
                                                                                                 =============
Number of Common Shares outstanding ........................................................       17,365,236
                                                                                                 =============

Page 10              See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

INVESTMENT INCOME:
Interest (net of foreign withholding tax of  $313,787) .....................................     $ 15,871,105
                                                                                                 -------------
     Total investment income ...............................................................       15,871,105
                                                                                                 -------------
EXPENSES:
Investment advisory fee ....................................................................        2,322,879
Interest and fees on outstanding loan payable ..............................................        2,271,405
Administration fee .........................................................................          205,666
Custodian fees .............................................................................          140,363
Audit and legal fees .......................................................................           59,611
Printing fees ..............................................................................           55,894
Trustees' fees and expenses ................................................................           20,562
Transfer agent fees ........................................................................           15,000
Other ......................................................................................           81,669
                                                                                                 -------------
     Total expenses ........................................................................        5,173,049
                                                                                                 -------------
NET INVESTMENT INCOME ......................................................................       10,698,056
                                                                                                 -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized loss on:
     Investments sold ......................................................................       (2,591,306)
     Forward foreign currency contracts ....................................................       (4,246,672)
     Foreign currencies and net other assets ...............................................       (2,756,868)
                                                                                                 -------------
Net realized loss on investments sold during the period ....................................       (9,594,846)
                                                                                                 -------------
Net change in unrealized appreciation/(depreciation) of:
     Investments ...........................................................................        1,026,938
     Swap contracts ........................................................................         (454,753)
     Forward foreign currency contracts ....................................................          782,362
     Foreign currencies and net other assets ...............................................        3,876,360
                                                                                                 -------------
Net change in unrealized appreciation/(depreciation) of investments during the period ......        5,230,907
                                                                                                 -------------
Net realized and unrealized loss on investments ............................................       (4,363,939)
                                                                                                 -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......................................     $  6,334,117
                                                                                                 =============


                   See Notes to Financial Statements.                   Page 11

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      SIX MONTHS
                                                                                        ENDED              PERIOD
                                                                                      06/30/2005            ENDED
                                                                                      (UNAUDITED)        12/31/2004*
                                                                                    ---------------    ----------------
Net investment income ...........................................................   $    10,698,056    $        822,392
Net realized loss on investments sold during the period .........................        (9,594,846)           (438,805)
Net change in unrealized appreciation/(depreciation) of investments
   during the period ............................................................         5,230,907           4,448,550
                                                                                    ---------------    ----------------
Net increase in net assets resulting from operations ............................         6,334,117           4,832,137

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income ...........................................................        (9,029,923)           --
                                                                                    ---------------    ----------------
Total distributions to shareholders .............................................        (9,029,923)           --

CAPITAL TRANSACTIONS:
Net proceeds from sale of 160,000 and 17,205,236 Common Shares ..................         3,056,000         328,620,008
Offering costs ..................................................................            (6,400)           (688,210)
                                                                                    ---------------    ----------------
Net increase in net assets ......................................................           353,794         332,763,935

NET ASSETS:
Beginning of period .............................................................       332,763,935           --
                                                                                    ---------------    ----------------
End of period ...................................................................   $   333,117,729    $    332,763,935
                                                                                    ===============    ================
Undistributed net investment income at end of period ............................   $     2,051,720    $        383,587
                                                                                    ===============    ================

----------------------------------------------------------------
* The Fund commenced operations on November 16, 2004.

Page 12                      See Notes to Financial Statements.

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)

Cash flows from operating activities:
     Investment income received ...........................................   $      9,757,499
     Payment of operating expenses ........................................         (3,292,148)
     Proceeds from forward foreign currency contracts .....................         (4,246,672)
     Interest on swap contracts ...........................................            159,311
     Proceeds from sales of long-term securities ..........................        148,677,215
     Purchases of long-term securities ....................................       (341,902,173)
     Interest expense .....................................................           (448,653)
                                                                              ----------------
CASH USED BY OPERATING ACTIVITIES .........................................                            $  (191,295,621)

Cash flows from financing activities:
     Proceeds from Common Shares sold .....................................          3,049,600
     Distributions paid ...................................................         (9,029,923)
     Issuance of loan .....................................................        145,826,536
                                                                              ----------------
CASH PROVIDED BY FINANCING ACTIVITIES .....................................                                139,846,213
                                                                                                       ---------------
   Decrease in cash .......................................................                                (51,449,408)
   Cash at beginning of period ............................................                                 63,590,698
                                                                                                       ---------------
   Cash at end of period ..................................................                            $    12,141,290
                                                                                                       ===============

RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO CASH USED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations ......................                            $     6,334,117
     Increase in investments* .............................................   $   (201,857,065)
     Increase in interest receivable ......................................         (7,131,471)
     Increase in other assets .............................................           (220,676)
     Increase in receivable for investments sold ..........................         (1,885,875)
     Increase in payable for investments purchased ........................         11,980,723
     Increase in swap contracts ...........................................            454,753
     Increase in forward foreign currency contracts .......................           (782,362)
     Increase in interest expense payable .................................          1,822,752
     Increase in interest on swap contracts ...............................            159,311
     Decrease in accrued expenses .........................................           (169,828)
                                                                              ----------------

CASH USED BY OPERATING ACTIVITIES .........................................                            $  (191,295,621)
                                                                                                       ===============

-----------------------------------------------------------------------
* Includes net change in unrealized appreciation of investments of $1,026,938.


                      See Notes to Financial Statements.                 Page 13

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                    SIX MONTHS
                                                                                      ENDED         PERIOD
                                                                                    06/30/2005        ENDED
                                                                                    (UNAUDITED)    12/31/2004*
                                                                                   ------------   ------------
 Net asset value, beginning of period ..........................................   $     19.34    $     19.10
                                                                                   ------------   ------------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income .........................................................          0.62           0.05
 Net realized and unrealized gain/(loss) on investments ........................         (0.26)          0.23
                                                                                   ------------   ------------
 Total from investment operations ..............................................          0.36           0.28
                                                                                   ------------   ------------
 DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
 Net investment income .........................................................         (0.52)         --
                                                                                   ------------   ------------
 Total from distributions ......................................................         (0.52)         --
                                                                                   ------------   ------------
 Common shares offering costs charged to paid-in capital .......................         --             (0.04)
                                                                                   ------------   ------------
 Net asset value, end of period ................................................   $     19.18    $     19.34
                                                                                   ============   ============
 Market value, end of period ...................................................   $     18.25    $     19.45
                                                                                   ============   ============

 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ ....................................          2.04%          1.26%
                                                                                   ============   ============
 TOTAL RETURN BASED ON MARKET VALUE (B)+ .......................................         (3.45)%        (2.75)%
                                                                                   ============   ============
 RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 NET ASSETS, END OF PERIOD (IN 000'S) ..........................................   $   333,118    $   332,764
 Ratio of total expenses to average net assets excluding interest expense ......          1.77%**        1.44%**
 Ratio of total expenses to average net assets .................................          3.16%**         N/A
 Ratio of net investment income to average net assets ..........................          6.53%**        2.47%**
 Portfolio turnover rate .......................................................         35.09%          0.00%

 SENIOR INDEBTEDNESS:
 Loan outstanding (in 000's) ...................................................   $   145,827            N/A
 Asset coverage per $1,000 of indebtedness (c) .................................   $     3,284            N/A

--------------------------------------------------
*    The Fund commenced operations on November 16, 2004.
**   Annualized.
(a) Total return based on net asset value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in net asset value per share and does not reflect sales load.
(b) Total return based on market value is the combination of reinvested dividend income and reinvested capital gains distributions, at prices obtained by the Dividend Reinvestment Plan, if any, and changes in Common Share price per share, all based on market price per share.
(c) Calculated by subtracting the Fund's total liabilities (not including the loan outstanding) from the Fund's total assets, and dividing by the amount of senior indebtedness.
+    Total return is not annualized for periods less than one year.
N/A  Not applicable.

Page 14                See Notes to Financial Statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2005 (UNAUDITED)

                               1. FUND DESCRIPTION

First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is a diversified, closed-end management investment company organized as a Massachusetts business trust on September 7, 2004 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund trades under the ticker symbol FAM on the New York Stock Exchange ("NYSE").

The Fund's primary investment objective is to seek a high level of current income. As a secondary objective, the Fund will seek capital appreciation. The Fund will pursue these objectives by investing in the world bond markets through a diversified portfolio of investment grade and below-investment grade government and corporate debt securities. There can be no assurance that the Fund's investment objectives will be achieved.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and any borrowings of the Fund) and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received minus accrued liabilities other than the principal amount of borrowings) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value, or in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency-linked notes, credit-linked notes as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, in accordance with the provisions of the 1940 Act.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including amortization of premiums and accretion of discounts.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the net change in unrealized appreciation/(depreciation) of foreign currencies and net other assets in the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2005 (UNAUDITED)

dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in the net realized gains and losses on foreign currencies and net other assets in the Statement of Operations.

FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the Statements of Assets and Liabilities.

CREDIT DEFAULT SWAP CONTRACTS:

The Fund has entered into credit default swap contracts with the Fund being the "buyer" and the counterparty the "seller" in these transactions. As a buyer of the credit default swap contracts, the Fund is obligated to pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default (e.g., grace period extension, obligation acceleration, repudiation/moratorium, or restructuring) relating to the security occurs or until the termination of the swap contract, whichever is first. If no event of default occurs, the Fund will have made a series of periodic payments and recover nothing of monetary value. If an event of default occurs, the counterparty must pay the Fund the full notional value, or "par value," of the specified security. The amount of the cash payment from the counterparty to the Fund is based on the difference of the par value of the specified security that may have, through default, lost some, most or all of its value. Credit default swap transactions are entered into for hedging or investment purposes.

The Fund purchases credit default swap contracts in order to hedge against the risk of a fall in the capital price, or default, of debt securities it holds. This involves the risk that the swap may expire worthless and the credit risk that the seller may fail to satisfy its payment obligations to the Fund in the event of a default. The Fund may only enter into such transactions with counterparties rated A- or higher.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and Preferred Shares, if any, issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Ordinary Income ...............................     $  822,392

INCOME TAXES:

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2005 (UNAUDITED)

EXPENSES:

The Fund pays all expenses directly related to its operations.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include filing fees, listing fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial statement of assets and liabilities, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of the initial prospectus, among other fees. First Trust and Aberdeen Asset Management Inc. have paid all organizational expenses and all offering costs of the Fund (other than sales load) that exceeded $0.04 per Common Share. The Fund's share of Common Share offering costs, $688,210 and $6,400 in 2004 and 2005, respectively, was recorded as a reduction of the proceeds from the sale of Common Shares.

          3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For these investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 1.00% of the Fund's Managed Assets.

Aberdeen Asset Management Inc. (the "Sub-Advisor") serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a portfolio management fee of 0.50% of Managed Assets that is paid monthly by First Trust out of its investment advisory fee.

PFPC Inc. ("PFPC"), an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

The Fund pays each Trustee who is not an officer or employee of First Trust or any of its affiliates an annual retainer of $10,000 which includes compensation for all regular quarterly board meetings and regular committee meetings. No additional meeting fees are paid in connection with regular quarterly board meetings or regular committee meetings. Additional fees of $1,000 and $500 are paid to non-interested Trustees for special board meetings and non-regular committee meetings, respectively. These additional fees are shared by the funds in the First Trust fund complex that participate in the particular meeting and are not per fund fees. Trustees are also reimbursed for travel and out-of-pocket expenses in connection with all meetings.

                      4. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of securities, other than U.S. government obligations and short-term obligations, for the six months ended June 30, 2005, aggregated amounts were $357,759,256 and $153,319,358, respectively.

As of June 30, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $10,754,195, and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,327,668.

                                5. COMMON SHARES

As of June 30, 2005, 17,365,236 of $0.01 par value Common Shares were issued. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.

COMMON SHARE TRANSACTIONS WERE AS FOLLOWS:

                                         SIX MONTHS ENDED              PERIOD ENDED
                                           JUNE 30, 2005             DECEMBER 31, 2004
                                           -------------             -----------------
                                       SHARES        AMOUNT        SHARES        AMOUNT
                                       ------        ------        ------        -------
Proceeds from shares sold ..........  160,000     $3,056,000    17,205,236   $328,620,008
Offering costs .....................     --           (6,400)        --          (688,210)
                                      -------     ----------    ----------   ------------
                                      160,000     $3,049,600    17,205,236   $327,931,798
                                      =======     ==========    ==========   ============

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                            JUNE 30, 2005 (UNAUDITED)

                   6. PREFERRED SHARES OF BENEFICIAL INTEREST

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred shares of beneficial interest, par value $0.01 per share (the "Preferred Shares"), in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. As of June 30, 2005, no Preferred Shares had been issued.

                           7. REVOLVING LOAN AGREEMENT

On January 10, 2005, the Fund entered into a revolving loan agreement among the Fund and certain primary and secondary lenders, which provides for a loan agreement facility to be used as leverage for the Fund. The credit facility provides for a secured line of credit for the Fund where Fund assets are pledged against advances made to the Fund. Under the requirements of the 1940 Act, the Fund, immediately after any such borrowings, must have an "asset coverage" of at least 300% (331/3% of the Fund's total assets after borrowings). The total commitment under the facility is up to $165,000,000. For the six months ended June 30, 2005, the average amount outstanding was $138,257,532, with a weighted average interest rate of 3.03%. The Fund also pays a commitment fee of 0.325% per year, which is included in interest and fees on outstanding loan payable on the Statement of Operations.

                            8. CONCENTRATION OF RISK

An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, which include a global bond portfolio of investment grade and below-investment grade government and corporate debt securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. Security prices can fluctuate for several reasons including the general condition of the bond market, or when political or economic events affecting the issuers occur.

Non-Investment Grade Securities Risk: The Fund may invest up to 60% of its Managed Assets in non-investment grade securities. Non-investment grade securities are rated below "Baa3" by Moody's Investors Services, Inc., below "BBB-" by Standard & Poors, or comparably rated by another nationally recognized statistical rating organization or, if unrated, determined by the Sub-Advisor to be of comparable credit quality. Non-investment grade debt instruments are commonly referred to as "high yield" or "junk" bonds, are considered speculative with respect to the issuer's capacity to pay interest and repay principal and are susceptible to default or decline in market value due to adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities.

                              9. SUBSEQUENT EVENTS

On June 20, 2005, the Fund declared a dividend of $0.13 per share, which represents a dividend from net investment income to Common Shareholders of record July 6, 2005, payable July 15, 2005.

On July 20, 2005, the Fund declared a dividend of $0.13 per share, which represents a dividend from net investment income to Common Shareholders of record August 3, 2005, payable August 15, 2005.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                  JUNE 30, 2005

                           DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan (the "Plan"), unless you elect to receive cash distributions, all dividends and distributions on your Common Shares, will be automatically reinvested by PFPC Inc. (the "Plan Agent"), in additional Common Shares under the Plan. If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

      (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of (i) net asset value per Common Share on that date or
          (ii) 95% of the market price on that date.

      (2) If the Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the NYSE or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Capital gains and income are realized, although cash is not received by you.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies and information how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                                  JUNE 30, 2005

                               PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling 1-800-SEC-0330.

                 SUBMISSION OF MATTERS TO A VOTE OF SHAREHOLDERS

The Joint Annual Meeting of Shareholders of Energy Income and Growth Fund, First Trust Value Line(R) 100 Fund, First Trust/Fiduciary Asset Management Covered Call Fund and First Trust/Aberdeen Global Opportunity Income Fund was held on April 18, 2005. At the Annual Meeting the Fund's Board of Trustees, consisting of James A. Bowen, Niel B. Nielson, Thomas R. Kadlec, Richard E. Erickson and David M. Oster, were elected to serve an additional one year term. The number of votes cast for James A. Bowen was 13,535,271, the number of votes withheld was 108,359 and the number of abstentions was 3,721,606. The number of votes cast for Niel B. Nielson was 13,536,397, the number of votes withheld was 107,233 and the number of abstentions was 3,721,606. The number of votes cast for Richard E. Erickson was 13,549,512, the number of votes withheld was 94,118 and the number of abstentions was 3,721,606. The number of votes cast for Thomas R. Kadlec was 13,546,021, the number of votes withheld was 97,609 and the number of abstentions was 3,721,606. The number of votes cast for David M. Oster was 13,548,647, the number of votes withheld was 94,983 and the number of abstentions was 3,721,606.

[NOTE TO FINANCIAL PRINTER: Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) HERE.]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                                    James A. Bowen, Chairman of the Board,
                                    President and Chief Executive Officer
                                    (principal executive officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*           /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                                    Mark R. Bradley, Treasurer, Controller,
                                    Chief Financial Officer and Chief Accounting
                                    Officer (principal financial officer)

Date              SEPTEMBER 1, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.